SCHEDULE OF RECONCILIATION BETWEEN INCOME TAX EXPENSES (CREDIT) AND (LOSS) PROFIT BEFORE TAXATION AT APPLICABLE TAX RATES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Loss before taxation including discontinued entities	¥ (14,375)	¥ (53,435)	¥ (89,841)
Tax calculated at a tax rate of 25%	(3,445)	(13,359)	(22,460)
Tax effect on different tax rates of group entities operating in other jurisdictions	21,125	4,705	5,163
Change in net operating losses	(17,597)	8,863	17,514
Tax per financial statements	¥ 83	¥ 209	¥ 217